Commitments (Details) - Business combinations [member] - Aircraft [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 18,827,647	R$ 20,574,804
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total		4,234,480
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	3,882,344	5,847,873
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	3,349,889	6,970,535
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 11,595,414	R$ 3,521,916